Other Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Income

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Interest income
Bank deposits	$3,928.0	$4,892.6	$6,412.8
Available-for-sale financial assets	35.8	816.2	2,091.4
Held-to-maturity financial assets	76.8	383.3	568.6
Structured product	88.7	225.4	391.9

	4,129.3	6,317.5	9,464.7
Dividend income	621.5	137.4	145.6

	$4,750.8	$6,454.9	$9,610.3